NOTE 7 - STOCK OPTIONS - Stock option table (Details)	Jun. 30, 2016 $ / shares shares
Outstanding (1)
Shares under options | shares	200,000
Price per shares | $ / shares	$ 0.19
Remaining life in years	1.50
Outstanding (2)
Shares under options | shares	200,000
Price per shares | $ / shares	$ 0.155
Remaining life in years	2.50
Outstanding (3)
Shares under options | shares	250,000
Price per shares | $ / shares	$ 0.14
Remaining life in years	2.75
Outstanding (4)
Shares under options | shares	300,000
Price per shares | $ / shares	$ 0.115
Remaining life in years	1.25
Outstanding (5)
Shares under options | shares	300,000
Price per shares | $ / shares	$ 0.11
Remaining life in years	4.00
Outstanding (6)
Shares under options | shares	300,000
Price per shares | $ / shares	$ 0.03
Remaining life in years	4.00
Outstanding (7)
Shares under options | shares	7,500,000
Price per shares | $ / shares	$ 0.070
Remaining life in years	1.25
Exercisable (1)
Shares under options | shares	200,000
Price per shares | $ / shares	$ 0.19
Remaining life in years	1.50
Exercisable (2)
Shares under options | shares	200,000
Price per shares | $ / shares	$ 0.155
Remaining life in years	2.50
Exercisable (3)
Shares under options | shares	250,000
Price per shares | $ / shares	$ 0.14
Remaining life in years	2.50
Exercisable (4)
Shares under options | shares	300,000
Price per shares | $ / shares	$ 0.115
Remaining life in years	1.25
Exercisable (5)
Shares under options | shares	300,000
Price per shares | $ / shares	$ 0.11
Remaining life in years	4.00
Exercisable (6)
Shares under options | shares	300,000
Price per shares | $ / shares	$ 0.03
Remaining life in years	4.00
Exercisable (7)
Shares under options | shares	7,500,000
Price per shares | $ / shares	$ 0.070
Remaining life in years	1.25